Derivative Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
12.	Derivative Instruments

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, any of the foreign currency forward contracts held during the years ended December 31, 2014, 2013 and 2012, as cash flow hedges.

As at December 31, 2014, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign	Fair Value / Carrying Amount of Asset/(Liability)	Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)	Forward	2015	2016
	(thousands)	Non-hedge	Rate(1)	(in thousands of U.S. Dollars)
Norwegian Kroner	558,500	(11,268)	6.50	55,193	30,807

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Partnership enters into cross currency swaps and pursuant to these swaps the Partnership receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Partnership’s Norwegian Kroner Bonds due from 2016 through 2019. In addition, the cross currency swaps due from 2016 through 2019 economically hedge the interest rate exposure on the Norwegian Kroner Bonds due from 2016 through 2019. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its Norwegian Kroner Bonds due from 2016 through 2019. As at December 31, 2014, the Partnership was committed to the following cross currency swaps:

Principal	Principal	Floating Rate Receivable			Fair Value /	Remaining Term (years)
Amount NOK	Amount USD	Reference Rate	Margin	Fixed Rate Payable	Asset (Liability)
600,000	101,351	NIBOR	5.75%	7.49%	(24,731)	2.1
500,000	89,710	NIBOR	4.00%	4.80%	(23,843)	1.1
800,000	143,536	NIBOR	4.75%	5.93%	(38,898)	3.1
1,000,000	162,200	NIBOR	4.25%	6.28%	(33,031)	4.1

					(120,503)

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. The Partnership has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR denominated borrowings.

As at December 31, 2014, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	800,000	(161,830)	8.1	4.7
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	772,831	(46,023)	5.7	2.5
U.S. Dollar-denominated interest rate swaps(4)	LIBOR	180,000	(8,635)	0.1	3.4

		1,752,831	(216,488)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2014, ranged from 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.
(4)

The interest rate swap is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2028. The interest rate swap is subject to mandatory early termination in early-2015 whereby the swap will be settled based on its fair value at that time.

As at December 31, 2014, the Partnership had multiple interest rate swaps and cross currency swaps governed by the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at December 31, 2014, these interest rate swaps and cross currency swaps had an aggregate fair value liability amount of $303.8 million. As at December 31, 2014, the Partnership had $46.8 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash and restricted cash -long-term on the consolidated balance sheet.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Accounts Receivable	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
	$	$	$	$	$	$
As at December 31, 2014
Foreign currency contracts	—	—	—	—	(8,490)	(2,778)
Cross currency swap	—	—	—	(1,105)	(6,496)	(112,902)
Interest rate swaps	—	—	4,660	(8,742)	(70,332)	(142,074)

	—	—	4,660	(9,847)	(85,318)	(257,754)

As at December 31, 2013
Foreign currency contracts	—	213	4	—	(976)	(83)
Cross currency swap	12	287	—	—	(311)	(25,421)
Interest rate swaps	—	—	10,319	(9,174)	(46,657)	(95,631)

	12	500	10,323	(9,174)	(47,944)	(121,135)

Realized and unrealized (losses) gains of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized (losses) gains on derivative instruments in the consolidated statements of income. The effect of the (losses) gains on these derivatives on the consolidated statements of income for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$
Realized (losses) gains relating to:
Interest rate swap termination	—	(31,798)	—
Interest rate swaps	(55,588)	(63,050)	(58,596)
Foreign currency forward contracts	(1,912)	(824)	2,969

	(57,500)	(95,672)	(55,627)

Unrealized (losses) gains relating to:
Interest rate swaps	(75,777)	133,488	26,100
Foreign currency forward contracts	(10,426)	(2,996)	3,178

	(86,203)	130,492	29,278

Total realized and unrealized (losses) gains on derivative instruments	(143,703)	34,820	(26,349)

Realized and unrealized (losses) gains of the cross currency swaps are recognized in earnings and reported, including the impact of the partial termination of a cross currency swap in connection with the repurchase of NOK bonds (see note 8), in foreign currency exchange loss in the consolidated statements of income. The effect of the (loss) gain on cross currency swaps on the consolidated statements of income for the years ended 2014, 2013 and 2012 is as follows:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$
Realized gain on partial termination of cross-currency swap	—	6,800	—
Realized (losses) gains	(1,992)	1,563	2,992
Unrealized (losses) gains	(93,953)	(38,596)	10,700

Total realized and unrealized (losses) gains on cross currency swaps	(95,945)	(30,233)	13,692

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.